Accounts receivable - Schedule of Movement in Allowance for Expected Credit Losses in Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance at beginning of period	$ 1,095	$ 1,676
Changes in allowance account for credit losses of financial assets [abstract]
Increase	1,311	404
Reversals	(1,097)	(804)
Write-off	(226)	(67)
Currency translation differences	98	(114)
Balance at end of period	$ 1,181	$ 1,095